Share-based payments - Schedule of Share Based Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	€ 4,417	€ 8,472	€ 19,780
CEO 2025-2027 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	766	0	0
CEO 2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	(452)	4,266
CEO IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	0	840
2025-2027 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,961	0	0
2024-2026 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	383	557	0
2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	3,332	4,062
2025-2028 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	219	0	0
2023 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	283	1,458	499
2022-2025 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,408	1,216	1,456
Management IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	0	1,300
Non-Executive Directors’ Remuneration in Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	813	759	795
Other share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	€ (1,416)	€ 1,602	€ 6,562